Hedge accounting (Details 2) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income		R$ 684	R$ (34)		R$ 699
Credit derivative, nominal amount		282,444	273,280
Currency risk [member]
IfrsStatementLineItems [Line Items]
Hedged item, assets		18,849	8,983
Hedged item, liabilities
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income		(13,986)	(14,836)
Gains (losses) on change in value of foreign currency basis spreads, net of tax		(13,986)	(14,836)
Credit derivative, nominal amount		19,208	9,933
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		(14,210)	(14,996)
Hedges of net investment in foreign operations [member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income		(13,986)	(14,836)
Credit derivative, nominal amount		19,208	9,933
Hedges of net investment in foreign operations [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Hedged item, assets	[1]	18,849	8,983
Hedged item, liabilities
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income		(13,986)	(14,836)	[1]
Gains (losses) on change in value of foreign currency basis spreads, net of tax	[1]	(13,986)	(14,836)
Credit derivative, nominal amount	[1]	19,208	9,933
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	[1]	R$ (14,210)	R$ (14,996)

[1]	Under Other liabilities.